Capital Stock	12 Months Ended
Feb. 28, 2019
Share-based Compensation [Abstract]
Capital Stock
CAPITAL STOCK

(a)	Capital Stock
The Company is authorized to issue an unlimited number of non-voting, redeemable, retractable Class A common shares, an unlimited number of voting common shares and an unlimited number of non-voting, cumulative, redeemable, retractable preferred shares. As at February 28, 2019 and February 28, 2018, there were no Class A common shares or preferred shares outstanding.
The following details the changes in issued and outstanding common shares for the years ended February 28, 2019, February 28, 2018 and February 28, 2017:

	Capital Stock and Additional Paid-in Capital
	Stock Outstanding (000’s)	Amount
Common shares outstanding as at February 29, 2016	521,172	$2,448
Exercise of stock options	131	1
Common shares issued for RSU settlements	8,689	—
Stock-based compensation	—	60
Tax deficiencies related to stock-based compensation	—	(1)
Common shares issued for employee share purchase plan	505	4
Common shares outstanding as at February 28, 2017	530,497	2,512
Exercise of stock options	536	4
Common shares issued for RSU settlements	7,258	—
Stock-based compensation	—	49
Share repurchase	(1,992)	(9)
Common shares issued for employee share purchase plan	435	4
Common shares outstanding as at February 28, 2018	536,734	2,560
Exercise of stock options	105	1
Common shares issued for RSU settlements	10,156	—
Stock-based compensation	—	67
Exchange shares	—	35
Value of pre-combination service related to Replacement Awards included in purchase consideration	—	21
Common shares issued for employee share purchase plan	363	4
Common shares outstanding as at February 28, 2019	547,358	$2,688

The Company had 547 million voting common shares outstanding, 8 million options to purchase voting common shares, 21 million RSUs and 0.8 million DSUs outstanding as at April 1, 2019.
On June 23, 2017, the Company announced that it received acceptance from the Toronto Stock Exchange with respect to a normal course issuer bid to purchase for cancellation up to 31 million common shares of the Company, or approximately 6.4% of the outstanding public float as at May 31, 2017. During fiscal 2018, the Company repurchased approximately 2 million common shares at a cost of approximately $18 million. The Company recorded a reduction of approximately $9 million to capital stock and the amount paid in excess of the per share paid-in capital of the common shares of approximately $9 million was charged to deficit. All common shares repurchased by the Company pursuant to the normal course issuer bid have been canceled. During fiscal 2019, the Company did not repurchase any common shares. The common share repurchase program expired on June 26, 2018.

(b)	Stock-based Compensation
Replacement awards
In connection with the Cylance acquisition, the Company granted 8,320,130 options and 824,046 RSUs (“Replacement Awards”) to replace unvested Cylance employee stock options and unvested restricted share units, all of which were canceled upon the closing of the transaction. The Company was obligated to replace the unvested Cylance employee equity awards under the merger agreement governing the acquisition.
In accordance with ASC Topic 805 - Business Combinations, as the Company was obligated to conduct the replacement, these awards are considered to be replacement awards. Exchanges of share options or other share-based payment awards in conjunction with a business combination are modifications of share-based payment awards in accordance with ASC Topic 718 - Compensation - Stock Compensation (“ASC 718”). As a result, a portion of the fair-value-based measure of the Replacement Awards, is included in measuring the consideration transferred in the Cylance business combination. To determine the portion of the Replacement Awards that is consideration transferred, the Company has measured the value of both the Replacement Awards granted by the Company and the historical Cylance awards as of February 21, 2019 in accordance with ASC 718. The portion of the fair-value-based measure of the Replacement Awards that is part of the consideration transferred equals the portion of the replaced Cylance award that is attributable to pre-combination service. The Company is attributing a portion of the Replacement Awards to post combination service as these awards require post combination service. The fair value of the rollover consideration was estimated to be $39 million, net of forfeitures, of which $21 million was attributable to pre-acquisition services. The remaining fair value of $18 million will be recorded as stock-based compensation over the remaining vesting period subsequent to the acquisition date. As of February 28, 2019, the remaining amount of unrecognized expense for the replacement awards totaled $18 million.
Stock options
The Company recorded a charge to income and a credit to paid-in-capital of approximately $1 million in fiscal 2019 (fiscal 2018 - $1 million; fiscal 2017 - $1 million) in relation to stock option-based compensation expense.
The Company has presented excess tax deficiencies from the exercise of stock option-based compensation awards as a financing activity in the consolidated statements of cash flows.
Stock options previously granted under the Equity Plan generally vest over a period of three years, and are generally exercisable over a period of five years from the grant date. Replacement stock options granted under the Cylance Stock Plan generally vest between three months to four years and are generally exercisable over a period of five to ten years. The Company issues new shares to satisfy stock option exercises. There are approximately 12 million shares in the equity pool available for future grants under the Equity Plan as at February 28, 2019 and no shares available for future grants under the Cylance Stock Plan as at February 28, 2019.
A summary of option activity for fiscal 2019 is shown below:

	Options Outstanding
	Number (000’s)	Weighted Average Exercise Price	Average Remaining Contractual Life in Years	Aggregate Intrinsic Value (millions)
Balance as at February 28, 2018	862	7.57
Granted during the year	8,320	3.93
Exercised during the year	(105)	7.41
Forfeited/canceled/expired during the year	(63)	7.97
Balance as at February 28, 2019	9,014	$4.21	7.86	$41
Vested and expected to vest as at February 28, 2019	7,023	$4.27	7.74	$31
Exercisable as at February 28, 2019	556	$7.49	1.40	$1

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value that would have been received by the option holders if all in-the-money options had been exercised on February 28, 2019. The intrinsic value of stock options exercised during fiscal 2019, calculated using the average market price during the year, was approximately $2.55 per share (February 28, 2018 - $2.89; February 28, 2017 - $1.20).
A summary of unvested stock options since February 28, 2018 is shown below:

	Options Outstanding
	Number (000’s)	Weighted Average Grant Date Fair Value
Balance as at February 28, 2018	451	$2.40
Granted during the year	8,320	5.50
Vested during the year	(273)	2.42
Forfeited during the year	(40)	2.44
Balance as at February 28, 2019	8,458	$5.45

As at February 28, 2019, there was $15 million of unrecognized stock-based compensation expense related to unvested stock options that will be expensed over the vesting period, which, on a weighted average basis, results in a period of approximately 1.84 years. The total fair value of stock options vested during the year ended February 28, 2019 amounted to $1 million (February 28, 2018 - $1 million; February 28, 2017 - $1 million).
Cash received from the stock options exercised for the year ended February 28, 2019 amounted to $1 million (February 28, 2018 - $4 million; February 28, 2017 - $1 million). There were no tax deficiencies incurred by the Company related to stock options exercised as at February 28, 2019 (February 28, 2018 - tax deficiency of nil; February 28, 2017 - tax deficiency of nil).
During the year ended February 28, 2019, there were 8,320,130 replacement stock options granted, all as Replacement Awards in connection with the Cylance acquisition (February 28, 2018 - nil; February 28, 2017 - 672,712). The weighted average fair value of these grants was calculated using the BSM option pricing model with the following assumptions:

	February 28, 2019	February 28, 2018	February 28, 2017
Weighted average grant date fair value of stock options granted during the period	$3.97 to $7.48	$—	$2.36
Assumptions:
Risk-free interest rates	2.50% to 2.56%	—%	0.92%
Expected life in years	3.91 to 6.16	0.00	3.52
Expected dividend yield	—%	—%	—%
Volatility	37% to 40%	—%	38.86%

The Company has no current expectation of paying cash dividends on its common shares. The risk-free interest rates utilized during the life of the stock options are based on a U.S. Treasury security for an equivalent period. The Company estimates the volatility of its common shares at the date of grant based on a combination of the implied volatility of publicly traded options on its common shares and historical volatility, as the Company believes that this is a reasonable indicator of expected volatility going forward. The expected life of stock options granted under the Equity Plan is based on historical exercise patterns, which the Company believes are representative of future exercise patterns. The expected life of stock options granted under the Cylance Stock Plan is based on the simplified method, as the terms and conditions are different then those previously granted under the Equity Plan.
Restricted Share Units
The Company recorded compensation expense with respect to RSUs of approximately $66 million in the year ended February 28, 2019 (February 28, 2018 - $48 million; February 28, 2017 - $59 million).
A summary of RSU activity during fiscal 2019 is shown below:

	RSUs Outstanding
	Number (000’s)	Weighted Average Grant Date Fair Value	Average Remaining Contractual Life in Years	Aggregate Intrinsic Value (millions)
Balance as at February 28, 2018	14,932	7.87
Granted during the year	14,245	9.45
Vested during the year	(10,156)	7.14
Forfeited/cancelled during the year	(1,263)	8.95
Balance as at February 28, 2019	17,758	$9.48	1.74	$155
Vested and expected to vest February 28, 2019	16,030	$9.40	1.70	$139

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the aggregate closing share price of the Company’s common shares on February 28, 2019, that would have been received by RSU holders if all RSUs had been vested on February 28, 2019).
Tax deficiencies incurred by the Company related to the RSUs vested were nil for the year ended February 28, 2019 (February 28, 2018 - tax deficiency of nil; February 28, 2017 - tax deficiency of $1 million).
As at February 28, 2019, there was $112 million of unrecognized compensation expense related to RSUs that will be expensed over the vesting period, which, on a weighted average basis, results in a period of approximately 1.97 years.
During the year ended February 28, 2019, there were 14,245,412 RSUs granted (February 28, 2018 - 3,502,755), of which 824,046 RSUs were Replacement Awards in connection with the Cylance acquisition, all of which will be settled upon vesting by the issuance of new common shares.
During the year ended February 28, 2019, the weighted average fair value for RSUs granted was $9.45 (February 28, 2018 - $10.84; February 28, 2017 - $7.77). During the year ended February 28, 2019, the fair value of RSUs that vested was $73 million (February 28, 2018 - $54 million; February 28, 2017 - $67 million).

2019 Executive Chair Incentive Grant
In the first quarter of fiscal 2019, the Board approved an agreement to grant a time-based equity award, a long-term market performance-based equity award and a contingent cash award (together, the “2019 Executive Chair Grant”) to the Company’s Executive Chair and CEO as an incentive to remain as Executive Chair until November 3, 2023. The expense associated with the time-based equity award and market performance-based equity award is included in the compensation expense noted above. The equity and liability components of the agreement are summarized below:
Time-Based Equity Award
The time-based equity award consists of 5 million time-based RSUs that will vest annually in five equal tranches beginning on November 3, 2019.
Market Performance-Based Equity Award
The market performance-based equity award consists of five tranches, each of 1 million market-condition RSUs that will become earned and vested in increments of 1 million RSUs when the 10-day average closing price of the Company’s common shares on the New York Stock Exchange reaches $16, $17, $18, $19 and $20, respectively. The grant date fair value and the derived service period for each of the market condition equity awards was determined through the use of a Monte Carlo simulation model utilizing Level 2 inputs. Should the target price of an award be reached prior to the derived service date, the remaining unrecognized compensation cost for the award will be accelerated and recorded at that time. Any market-condition RSUs that have not been earned before November 3, 2023 will terminate on such date.
Contingent Cash Award
The contingent cash award consists of a cash amount of $90 million that becomes payable should the 10-day average closing price of the Company’s common shares on the New York Stock Exchange reach $30. As the award is triggered by the Company’s share price, it is considered stock-based compensation and accounted for as a share-based liability award, the fair value of which is determined at each reporting period end utilizing an option pricing model using Level 2 inputs and the associated compensation expense for the reporting period recorded. If unearned, the contingent cash award will terminate on November 3, 2023. See also the discussion under “Other contingencies” in Note 14. The Company recorded compensation expense with respect to the contingent cash award of approximately $1 million for the year ended February 28, 2019. The liability recorded in respect to the award was $1 million as at February 28, 2019 and is included within accrued liabilities.
Deferred Share Units
The Company issued 150,045 DSUs in the year ended February 28, 2019. There were 0.8 million DSUs outstanding as at February 28, 2019 (February 28, 2018 - 0.7 million). The Company had a liability of $7.2 million in relation to the DSU Plan as at February 28, 2019 (February 28, 2018 - $8.2 million) included in accrued liabilities.